Information by segment and main country	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Information by segment and main country
2    Information by segment and main country

Accounting policies
Segment accounting policies are the same as the accounting policies applied by the company. Operating segments are components of the company’s business activities about which separate financial information is available that is evaluated regularly by the Chief Operating Decision-Maker (the Board of Management of the company). The Board of Management decides how to allocate resources and assesses performance. Reportable segments comprise the operating segments Diagnosis & Treatment, Connected Care and Personal Health. Besides these reportable segments, segment Other contains Innovation & Strategy, IP Royalties, Central costs, and other small items.
Accounting estimates and judgments
Determining reportable segments requires significant judgment and involves evaluating the information which is reviewed by the Chief Operating Decision-Maker (the Board of Management) to assess performance and allocate resources, in accordance with IFRS 8 'Operating Segments'.

The Philips reportable segments are Diagnosis & Treatment, Connected Care and Personal Health, each being responsible for the management of its Businesses worldwide.
Philips focuses on improving people’s lives through meaningful innovation. The Diagnosis & Treatment segment unites the Businesses related to the goal of precision diagnosis and disease pathway selection, and the Businesses related to image-guided, minimally invasive treatment. The Connected Care segment focuses on patient care solutions, advanced informatics and analytics, and patient and workflow optimization inside and outside the hospital, and aims to unlock synergies from integrating and optimizing patient care pathways, and leveraging provider-payer-patient business models. The Personal Health segment focuses on healthy living and preventative care.
Philips has realigned the composition of its reportable segments effective from April 1, 2023. The most notable change is the shift of the previous Enterprise Diagnostic Informatics Business from the Diagnosis & Treatment segment to the Connected Care segment. This Business, together with other informatics solutions in the Connected Care segment, now forms the Enterprise Informatics Business. Accordingly, the 2022 comparative figures for the affected segments were previously restated. The realignment did not impact the presentation of the reportable segments or the key segmental performance measure, which continues to be Adjusted EBITA*.
Transactions between the segments are mainly related to components and parts included in the product portfolio of the other segments. The pricing of such transactions was at cost or determined on an arm’s length basis. Philips has no single external customer that represents 10% or more of sales. Sales by country is presented based on the country of seller.
Philips Group
Information on income statements in millions of EUR

	Sales	Sales including intercompany	Depreciation and amortization¹	Adjusted EBITA
2024
Diagnosis & Treatment	8,790	9,269	(464)	1,018
Connected Care	5,134	5,163	(403)	494
Personal Health	3,486	3,566	(117)	584
Other	611	750	(406)	(18)
Inter-segment eliminations		(726)
Philips Group	18,021	18,021	(1,390)	2,077

2023
Diagnosis & Treatment	8,825	9,269	(306)	1,028
Connected Care	5,138	5,149	(445)	369
Personal Health	3,602	3,685	(115)	597
Other	604	413	(394)	(73)
Inter-segment eliminations		(346)
Philips Group	18,169	18,169	(1,261)	1,921

2022
Diagnosis & Treatment	8,303	8,597	(417)	786
Connected Care	5,268	5,280	(646)	111
Personal Health	3,626	3,684	(132)	538
Other	630	715	(407)	(118)
Inter-segment eliminations		(449)
Philips Group	17,827	17,827	(1,602)	1,318
[1]Includes impairments (excluding goodwill impairment); for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

The term Adjusted EBITA* is used to evaluate the performance of Philips and its segments. Adjusted EBITA* represents income from operations excluding amortization and impairment of acquired intangible assets and impairment of goodwill (EBITA) and excluding gains or losses from restructuring costs, acquisition-related charges and other items.
Adjusted EBITA* is not a recognized measure of financial performance under IFRS. Presented in the following tables are the reconciliations of Adjusted EBITA* to the most directly comparable IFRS measure, Net income, for the years indicated. Net income is not allocated to segments as certain income and expense line items are monitored on a centralized basis, resulting in them being shown on a Philips Group level only.
Philips Group
Reconciliation from net income to Adjusted EBITA* in millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2024
Net Income	(698)
Discontinued operations, net of income taxes	(142)
Income tax expense (benefit)	963
Investments in associates, net of income taxes	124
Financial expenses	387
Financial income	(105)
Income from operations	529	592	(466)	544	(142)
Amortization and impairment of acquired intangible assets	392	225	141	15	12
EBITA	921	817	(324)	559	(130)
Restructuring and acquisition-related charges	326	157	53	25	92
Other items:	830	45	765	-	20
Respironics litigation provision	984		984
Respironics insurance income	(538)		(538)
Respironics field-action running costs	133		133
Respironics consent decree charges	113		113
Quality actions	123	45	78
Remaining items	16		(4)	-	20
Adjusted EBITA*	2,077	1,018	494	584	(18)
Philips Group
Reconciliation from net income to Adjusted EBITA* in millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2023
Net Income	(463)
Discontinued operations, net of income taxes	10
Income tax expense (benefit)	(73)
Investments in associates, net of income taxes	98
Financial expenses	376
Financial income	(63)
Income from operations	(115)	721	(1,199)	552	(190)
Amortization and impairment of acquired intangible assets	290	89	178	14	9
Impairment of goodwill	8	8	-
EBITA	183	818	(1,020)	567	(181)
Restructuring and acquisition-related charges	381	118	115	9	140
Other items:	1,358	92	1,275	22	(32)
Respironics litigation provision	575		575
Respironics field-action connected to the proposed consent decree	363		363
Respironics field-action running costs	224		224
Quality actions	175	81	94
Provision for a legal matter	31		31
Investment re-measurement loss	23			23
Gain on divestment of business	(35)				(35)
Remaining items	2	11	(12)	(1)	3
Adjusted EBITA*	1,921	1,028	369	597	(73)
Philips Group
Reconciliation from net income to Adjusted EBITA* in millions of EUR

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2022
Net Income	(1,605)
Discontinued operations, net of income taxes	(13)
Income tax expense (benefit)	(113)
Investments in associates, net of income taxes	2
Financial expenses	258
Financial income	(58)
Income from operations	(1,529)	536	(2,347)	515	(233)
Amortization and impairment of acquired intangible assets	363	115	226	15	8
Impairment of goodwill	1,357		1,357
EBITA	192	650	(764)	531	(225)
Restructuring and acquisition-related charges	202	3	125	11	62
Other items:	925	133	750	(4)	46
Respironics field-action connected to the proposed consent decree	250		250
Respironics field-action running costs	210		210
R&D project impairments	134	73	59	3
Portfolio realignment charges	109		109
Provision for public investigations tender irregularities	60	60
Quality actions	59		59
Impairment of assets in S&RC	39		39
Remaining items	63	-	24	(6)	46
Adjusted EBITA*	1,318	786	111	538	(118)

*Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
Philips Group
Main countries in millions of EUR

	Sales	Tangible and intangible assets¹
2024
Netherlands	2,506	1,662
United States	7,227	11,607
China	1,153	250
Japan	886	396
Germany	653	392
Other countries	5,596	1,509
Total main countries	18,021	15,816

2023
Netherlands	2,390	1,624
United States	7,178	11,410
China	1,408	234
Japan	941	407
Germany	573	348
Other countries	5,679	1,527
Total main countries	18,169	15,550

2022
Netherlands	2,021	1,746
United States	7,226	12,087
China	1,239	260
Japan	1,011	436
Germany	642	323
Other countries	5,688	1,550
Total main countries	17,827	16,402
[1]Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill